RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
Summary of Research and development expenses
In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2022	2021	2020
Research and Development Program	$-	$-	$-
Alzheimer’s Disease: Therapeutics	-	4	-
Anti-Infectives	-	-	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	3,370	5,944	7,162
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	-	1	1
Total	$3,370	$5,949	$7,167